UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-21.11%	2.99%	10.79%
Class T (incl. 4.00% sales charge)	-21.09%	2.92%	10.71%
Class B (incl. contingent deferred sales charge) A	-22.16%	2.81%	10.68%
Class C (incl. contingent deferred sales charge) B	-19.14%	3.00%	10.33%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Class A on December 31, 1998, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the JPMorgan Emerging Markets Bond Index (EMBI) Global performed over the same period.

In prior years, the performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from John Carlson, Portfolio Manager of Fidelity® Advisor Emerging Markets Income Fund

As the multiyear global growth story finally started to bog down in 2008, the emerging-markets debt class saw its nine-year reign of providing positive calendar-year returns come to a close. For the 12-month period ending December 31, 2008, the JPMorgan Emerging Markets Bond Index (EMBI) Global recorded a loss of 10.91%, reflecting investors' increasingly wary stance with regard to asset classes having any trace of associated risk. This result stands in stark contrast with the EMBI Global's extraordinarily strong performance over the past decade. Even with 2008's less-than-stellar results, for the 10-year period ending December 31, 2008, the EMBI Global had an average annual gain of 10.17% and a cumulative return of more than 163%. Moreover, in spite of its shortfall in 2008, emerging-markets debt still managed to significantly outpace the major domestic and international stock benchmarks, whose losses were three to five times greater than the EMBI Global for the year, and it also outperformed the U.S. high-yield bond and U.S. asset-backed securities markets. The EMBI Global fell short of the positive returns recorded for U.S. government and developed-country debt, however, as a global flight to quality bolstered those asset classes.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned -17.82%, -17.80%, -18.29% and -18.37%, respectively (excluding sales charges), trailing the JPMorgan index. Security and market selection contributed to this shortfall. The fund's relatively conservative positioning did not insulate its performance from the dramatic yield-spread widening in emerging-markets debt during the latter half of 2008. The fund's positioning in Russian corporate bonds was the biggest detractor relative to the index. As 2008 progressed and global liquidity dried up, the Russian private sector faced frozen capital markets, which hurt our holdings in corporates. Marginal underweightings and weak security selection in Brazil and Mexico also detracted from performance, as did our modest overexposure to Argentina and Venezuela and our holdings in the Ivory Coast. Conversely, the fund's underweighting in Indonesia contributed to performance, as the ability of the government to refinance debt at manageable interest rates became a significant concern, which was characteristic of the credit markets around the world in the final quarter of 2008. Other contributors, albeit at the margin, included Kazakhstan and El Salvador. The fund's average cash position of just over 5% during the year also added to relative performance.

During the past year, the fund's Institutional Class shares returned -17.52%, trailing the JPMorgan index. Security and market selection contributed to this shortfall. The fund's relatively conservative positioning did not insulate its performance from the dramatic yield-spread widening in emerging-markets debt during the latter half of 2008. The fund's positioning in Russian corporate bonds was the biggest detractor relative to the index. As 2008 progressed and global liquidity dried up, the Russian private sector faced frozen capital markets, which hurt our holdings in corporates. Marginal underweightings and weak security selection in Brazil and Mexico also detracted from performance, as did our modest overexposure to Argentina and Venezuela and our holdings in the Ivory Coast. Conversely, the fund's underweighting in Indonesia contributed to performance, as the ability of the government to refinance debt at manageable interest rates became a significant concern, which was characteristic of the credit markets around the world in the final quarter of 2008. Other contributors, albeit at the margin, included Kazakhstan and El Salvador. The fund's average cash position of just over 5% during the year also added to relative performance.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	1.20%
Actual		$ 1,000.00	$ 822.00	$ 5.50
Hypothetical A		$ 1,000.00	$ 1,019.10	$ 6.09
Class T	1.20%
Actual		$ 1,000.00	$ 822.30	$ 5.50
Hypothetical A		$ 1,000.00	$ 1,019.10	$ 6.09
Class B	1.85%
Actual		$ 1,000.00	$ 820.00	$ 8.46
Hypothetical A		$ 1,000.00	$ 1,015.84	$ 9.37
Class C	1.95%
Actual		$ 1,000.00	$ 819.00	$ 8.92
Hypothetical A		$ 1,000.00	$ 1,015.33	$ 9.88
Institutional Class	.95%
Actual		$ 1,000.00	$ 824.10	$ 4.36
Hypothetical A		$ 1,000.00	$ 1,020.36	$ 4.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Countries as of December 31, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	17.0	11.1
Turkey	10.5	6.4
Russia	7.7	7.6
Venezuela	7.7	8.1
Philippines	7.0	6.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	14.9	9.6
Turkish Republic	10.5	6.4
Russian Federation	7.7	7.4
Philippine Republic	6.5	5.9
Venezuelan Republic	6.3	6.5
	45.9
Asset Allocation (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
Corporate Bonds 14.4%	Corporate Bonds 15.9%
Government Obligations 76.5%	Government Obligations 66.3%
Supranational Obligations 0.0%	Supranational Obligations 0.2%
Stocks and Investment Companies 4.3%	Stocks 0.3%
Preferred Securities 2.0%	Preferred Securities 3.9%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 13.4%

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.4%
		Principal Amount (c)	Value
Bahamas (Nassau) - 0.3%
Odebrecht Overseas Ltd. 9.625%		$ 730,000	$ 584,000
Dominican Republic - 0.1%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (e)		500,000	247,415
Germany - 0.4%
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		180,000	138,600
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (e)		1,375,000	756,250
TOTAL GERMANY			894,850
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		1,235,000	30,875
0% 7/5/01 (Reg. S) (b)		445,000	11,125
TOTAL INDONESIA			42,000
Korea (South) - 0.5%
Sk Broadband Co. Ltd. 7% 2/1/12 (e)		1,260,000	1,020,600
Luxembourg - 5.1%
Evraz Group SA 8.875% 4/24/13 (e)		1,695,000	855,975
Millicom International Cellular SA 10% 12/1/13		620,000	564,200
Mobile Telesystems Finance SA:
8% 1/28/12 (e)		3,446,000	2,756,800
8.375% 10/14/10 (Reg. S)		1,350,000	1,188,000
OAO Severstal 9.75% 7/29/13 (Issued by Steel Capital SA for OAO Severstal) (e)		1,235,000	666,900
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,250,000	712,500
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		325,000	170,625
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		875,000	568,750
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		755,000	536,050
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		795,000	500,850
TNK-BP Finance SA 7.5% 3/13/13 (e)		860,000	541,800
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
Vimpel Communications:
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		$ 2,855,000	$ 1,498,875
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		775,000	480,500
TOTAL LUXEMBOURG			11,041,825
Mexico - 0.4%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		695,000	584,634
Vitro SAB de CV:
8.625% 2/1/12		540,000	172,800
9.125% 2/1/17		655,000	196,500
TOTAL MEXICO			953,934
Netherlands - 2.6%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	16,760
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		840,000	512,400
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (e)		1,560,000	1,232,400
9.125% 7/2/18 (e)		1,150,000	747,500
Lukoil International Finance BV:
6.356% 6/7/17 (e)		1,615,000	985,150
6.656% 6/7/22 (e)		1,435,000	832,300
Majapahit Holding BV:
7.75% 10/17/16		530,000	307,400
7.875% 6/29/37		525,000	257,250
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		1,090,000	872,000
TOTAL NETHERLANDS			5,763,160
Philippines - 0.5%
Development Bank of Philippines 8.375% (f)		550,000	385,000
National Power Corp. 6.875% 11/2/16 (e)		850,000	663,000
TOTAL PHILIPPINES			1,048,000
Singapore - 0.2%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (e)		700,000	420,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
United Kingdom - 0.4%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		$ 635,000	$ 266,700
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		1,400,000	672,000
TOTAL UNITED KINGDOM			938,700
United States of America - 2.5%
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (f)		1,110,000	765,900
8.25% 4/1/15		1,605,000	1,316,100
Pemex Project Funding Master Trust:
6.625% 6/15/35		840,000	711,060
6.625% 6/15/35 (e)		335,000	283,578
8.625% 2/1/22		2,325,000	2,278,500
TOTAL UNITED STATES OF AMERICA			5,355,138
Venezuela - 1.4%
Petroleos de Venezuela SA:
5.25% 4/12/17		4,155,000	1,495,800
5.375% 4/12/27		3,825,000	1,147,500
5.5% 4/12/37		1,625,000	471,250
TOTAL VENEZUELA			3,114,550
TOTAL NONCONVERTIBLE BONDS (Cost $49,355,701)			31,424,172
Government Obligations - 76.5%

Argentina - 2.0%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,603,506	1,162,131
par 1.33% 12/31/38 (d)		6,310,000	1,198,900
3.127% 8/3/12 (f)		3,155,000	1,677,032
8.375% 12/20/03 (b)		2,095,000	230,450
11% 10/9/06 (b)		390,000	42,900
11.75% 4/7/09 (b)		545,000	59,950
TOTAL ARGENTINA			4,371,363
Belize - 0.1%
Belize Government 4.25% 2/20/29 (d)(e)		549,700	203,389
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - 15.2%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		$ 720,000	$ 684,000
Brazilian Federative Republic:
6% 1/17/17		740,000	762,200
7.125% 1/20/37		3,380,000	3,802,500
8% 1/15/18		2,060,000	2,296,900
8.25% 1/20/34		2,225,000	2,708,938
8.75% 2/4/25		3,650,000	4,489,500
8.875% 10/14/19		1,770,000	2,159,400
8.875% 4/15/24		2,345,000	2,907,800
10.125% 5/15/27		1,125,000	1,552,500
11% 8/17/40		3,170,000	4,136,850
12.25% 3/6/30		1,835,000	2,936,000
12.5% 1/5/22	BRL	3,925,000	1,712,789
12.75% 1/15/20		1,975,000	2,962,500
TOTAL BRAZIL			33,111,877
Colombia - 3.3%
Colombian Republic:
7.375% 9/18/37		1,320,000	1,293,600
8.125% 5/21/24		330,000	351,450
10.375% 1/28/33		525,000	645,750
10.75% 1/15/13		1,260,000	1,467,900
11.75% 2/25/20		2,613,000	3,501,420
TOTAL COLOMBIA			7,260,120
Congo - 0.2%
Congo Republic 3% 6/30/29		2,061,500	510,221
Dominican Republic - 0.4%
Dominican Republic:
9.04% 1/23/18 (e)		513,699	318,493
9.5% 9/27/11 (Reg. S)		668,589	568,301
TOTAL DOMINICAN REPUBLIC			886,794
Ecuador - 0.7%
Ecuador Republic:
9.375% 12/15/15 (b)(e)		540,000	145,800
10% 8/15/30 (Reg. S) (b)		3,015,000	768,825
12% 11/15/12 (Reg. S) (b)		1,964,520	500,953
TOTAL ECUADOR			1,415,578
Government Obligations - continued
		Principal Amount (c)	Value
El Salvador - 0.7%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		$ 750,000	$ 667,500
8.25% 4/10/32 (Reg. S)		645,000	419,250
8.5% 7/25/11 (Reg. S)		540,000	521,100
TOTAL EL SALVADOR			1,607,850
Fiji - 0.3%
Republic of Fiji 6.875% 9/13/11		760,000	562,400
Gabon - 1.2%
Gabonese Republic 8.2% 12/12/17 (e)		4,000,000	2,680,000
Georgia - 0.7%
Georgia Republic 7.5% 4/15/13		2,623,000	1,573,800
Ghana - 0.8%
Ghana Republic 8.5% 10/4/17 (e)		2,940,000	1,617,000
Indonesia - 3.8%
Indonesian Republic:
6.625% 2/17/37 (e)		1,200,000	900,000
6.75% 3/10/14 (Reg. S)		1,190,000	1,071,000
6.875% 3/9/17 (e)		960,000	816,000
6.875% 1/17/18 (e)		1,570,000	1,334,500
7.5% 1/15/16 (e)		945,000	850,500
7.75% 1/17/38 (e)		2,150,000	1,827,500
8.5% 10/12/35 (e)		1,745,000	1,535,600
TOTAL INDONESIA			8,335,100
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,850,000	1,168,500
Ivory Coast - 0.8%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (b)(f)		5,435,000	869,600
past due interest 3% 3/30/18 (Reg. S) (b)(f)		5,358,000	857,280
TOTAL IVORY COAST			1,726,880
Lebanon - 3.3%
Lebanese Republic:
5.7938% 11/30/09 (Reg. S) (f)		800,000	764,000
7.125% 3/5/10		1,560,000	1,528,800
7.875% 5/20/11 (Reg. S)		1,095,000	1,067,625
8.5% 1/19/16 (Reg. S)		380,000	350,550
8.625% 6/20/13 (Reg. S)		340,000	326,400
Government Obligations - continued
		Principal Amount (c)	Value
Lebanon - continued
Lebanese Republic: - continued
10.25% 10/6/09 (Reg. S)		$ 630,000	$ 626,850
11.625% 5/11/16 (Reg. S)		2,335,000	2,463,425
TOTAL LEBANON			7,127,650
Mexico - 4.8%
United Mexican States:
7.5% 4/8/33		660,000	754,050
8.125% 12/30/19		1,459,000	1,714,325
8.3% 8/15/31		1,720,000	2,107,000
11.375% 9/15/16		1,544,000	2,092,120
11.5% 5/15/26		2,485,000	3,802,050
TOTAL MEXICO			10,469,545
Pakistan - 0.4%
Islamic Republic of Pakistan:
6.875% 6/1/17 (e)		1,385,000	543,613
7.125% 3/31/16 (e)		1,020,000	400,350
TOTAL PAKISTAN			943,963
Panama - 0.9%
Panamanian Republic:
7.125% 1/29/26		655,000	617,338
8.875% 9/30/27		1,175,000	1,239,625
TOTAL PANAMA			1,856,963
Peru - 2.1%
Peruvian Republic:
6.55% 3/14/37		1,350,000	1,204,875
7.35% 7/21/25		1,730,000	1,721,350
8.375% 5/3/16		600,000	646,500
9.875% 2/6/15		815,000	935,213
TOTAL PERU			4,507,938
Philippines - 6.5%
Philippine Republic:
7.75% 1/14/31		1,395,000	1,408,950
8.875% 3/17/15		1,435,000	1,521,100
9% 2/15/13		2,120,000	2,247,200
9.375% 1/18/17		1,815,000	2,014,650
9.5% 2/2/30		2,085,000	2,376,900
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
9.875% 1/15/19		$ 2,070,000	$ 2,359,800
10.625% 3/16/25		1,825,000	2,171,750
TOTAL PHILIPPINES			14,100,350
Russia - 7.7%
Russian Federation:
7.5% 3/31/30 (Reg. S)		15,699,600	13,815,644
12.75% 6/24/28 (Reg. S)		2,539,000	2,996,020
TOTAL RUSSIA			16,811,664
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (d)(e)		1,145,000	675,550
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (e)		815,000	513,450
Turkey - 10.5%
Turkish Republic:
6.75% 4/3/18		1,555,000	1,477,250
6.875% 3/17/36		2,330,000	1,910,600
7% 9/26/16		1,600,000	1,528,000
7% 3/11/19		2,080,000	1,996,800
7% 6/5/20		1,605,000	1,540,800
7.25% 3/5/38		1,120,000	940,800
7.375% 2/5/25		2,595,000	2,439,300
8% 2/14/34		1,365,000	1,269,450
9.5% 1/15/14		1,960,000	2,141,300
11% 1/14/13		2,245,000	2,531,238
11.5% 1/23/12		1,850,000	2,090,500
11.875% 1/15/30		1,300,000	1,859,000
14% 1/19/11	TRY	1,740,000	1,081,500
TOTAL TURKEY			22,806,538
Ukraine - 1.5%
Ukraine Cabinet of Ministers 6.58% 11/21/16 (e)		1,105,000	430,950
Ukraine Government:
(Reg. S) 6.45% 8/5/09 (f)		2,035,000	1,566,950
6.385% 6/26/12 (e)		545,000	261,600
6.75% 11/14/17 (e)		610,000	237,900
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - continued
Ukraine Government: - continued
6.875% 3/4/11 (Reg. S)		$ 785,000	$ 408,200
7.65% 6/11/13 (Reg. S)		650,000	312,000
TOTAL UKRAINE			3,217,600
Uruguay - 1.0%
Uruguay Republic:
8% 11/18/22		1,910,000	1,738,100
9.25% 5/17/17		395,000	404,875
TOTAL URUGUAY			2,142,975
Venezuela - 6.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		21,255	340,080
5.0588% 4/20/11 (Reg. S) (f)		795,000	480,975
7% 3/31/38		1,345,000	490,925
8.5% 10/8/14		3,250,000	1,576,250
9% 5/7/23 (Reg. S)		2,960,000	1,243,200
9.25% 9/15/27		3,780,000	2,041,200
9.375% 1/13/34		1,630,000	757,950
10.75% 9/19/13		7,295,000	4,778,225
13.625% 8/15/18		2,890,000	1,950,750
TOTAL VENEZUELA			13,659,555
Vietnam - 0.3%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		745,000	618,350
TOTAL GOVERNMENT OBLIGATIONS (Cost $196,161,429)			166,482,963
Common Stocks - 0.2%
	Shares
Hong Kong - 0.1%
China Mobile (Hong Kong) Ltd. sponsored ADR	5,700	289,845
Korea (South) - 0.1%
Samsung Electronics Co. Ltd. GDR (e)	1,424	249,200
TOTAL COMMON STOCKS (Cost $968,226)		539,045
Investment Companies - 4.1%
	Shares	Value
United States of America - 4.1%
iShares MSCI Emerging Markets Index ETF (Cost $11,359,133)	360,700	$ 9,006,679
Preferred Securities - 2.0%
	Principal Amount (c)
Brazil - 1.8%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,265,000	2,769,838
Net Servicos de Comunicacao SA 9.25% (e)	1,460,000	1,136,677
TOTAL BRAZIL		3,906,515
United States of America - 0.2%
Pemex Project Funding Master Trust 7.75%	488,000	380,845
TOTAL PREFERRED SECURITIES (Cost $5,277,854)		4,287,360
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 1.06% (a) (Cost $1,636,176)	1,636,176	1,636,176
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $264,758,519)		213,376,395
NET OTHER ASSETS - 2.0%		4,328,958
NET ASSETS - 100%		$ 217,705,353
Security Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bond
ETF	-	Exchange Traded Fund
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
TRY	-	New Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,691,615 or 15.5% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 514,015
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 213,376,395	$ 11,181,900	$ 201,812,415	$ 382,080
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,758,965
Total Realized Gain (Loss)	(83,724)
Total Unrealized Gain (Loss)	(583,811)
Cost of Purchases	0
Proceeds of Sales	(436,000)
Amortization/Accretion	0
Transfer in/out of Level 3	(273,350)
Ending Balance	$ 382,080

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.0%
BBB	19.4%
BB	45.5%
B	24.0%
CCC,CC,C	1.0%
D	0.1%
Not Rated	1.7%
Equities	4.5%
Short-Term Investments and Net Other Assets	2.8%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $4,191,683 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009, approximately $6,733,870 of losses recognized during the period of November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $263,122,343)	$ 211,740,219
Fidelity Central Funds (cost $1,636,176)	1,636,176
Total Investments (cost $264,758,519)		$ 213,376,395
Receivable for investments sold		171,429
Receivable for fund shares sold		574,492
Dividends receivable		91,159
Interest receivable		5,662,631
Distributions receivable from Fidelity Central Funds		2,940
Prepaid expenses		2,779
Receivable from investment adviser for expense reductions		17,330
Other receivables		121
Total assets		219,899,276

Liabilities
Payable for investments purchased	$ 348,542
Payable for fund shares redeemed	1,272,424
Distributions payable	263,747
Accrued management fee	118,641
Distribution fees payable	58,529
Other affiliated payables	53,076
Other payables and accrued expenses	78,964
Total liabilities		2,193,923

Net Assets		$ 217,705,353
Net Assets consist of:
Paid in capital		$ 280,491,286
Undistributed net investment income		377,175
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,784,861)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(51,378,247)
Net Assets		$ 217,705,353

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($60,543,269 ÷ 6,363,347 shares)	$ 9.51

Maximum offering price per share (100/96.00 of $9.51)	$ 9.91
Class T: Net Asset Value and redemption price per share ($87,427,310 ÷ 9,217,733 shares)	$ 9.48

Maximum offering price per share (100/96.00 of $9.48)	$ 9.88
Class B: Net Asset Value and offering price per share ($14,323,953 ÷ 1,492,490 shares)A	$ 9.60

Class C: Net Asset Value and offering price per share ($22,463,764 ÷ 2,348,870 shares)A	$ 9.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,947,057 ÷ 3,510,599 shares)	$ 9.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2008
Investment Income
Dividends		$ 1,165,103
Interest		18,963,440
Income from Fidelity Central Funds		514,015
Total income		20,642,558

Expenses
Management fee	$ 1,925,688
Transfer agent fees	718,450
Distribution fees	957,090
Accounting fees and expenses	149,684
Custodian fees and expenses	41,428
Independent trustees' compensation	1,387
Registration fees	75,454
Audit	89,284
Legal	1,268
Miscellaneous	59,212
Total expenses before reductions	4,018,945
Expense reductions	(320,201)	3,698,744
Net investment income		16,943,814
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,092,834)
Foreign currency transactions	(28,731)
Total net realized gain (loss)		(11,121,565)
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,441,757)
Assets and liabilities in foreign currencies	(327)
Total change in net unrealized appreciation (depreciation)		(62,442,084)
Net gain (loss)		(73,563,649)
Net increase (decrease) in net assets resulting from operations		$ (56,619,835)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,943,814	$ 17,136,692
Net realized gain (loss)	(11,121,565)	835,594
Change in net unrealized appreciation (depreciation)	(62,442,084)	(2,929,462)
Net increase (decrease) in net assets resulting from operations	(56,619,835)	15,042,824
Distributions to shareholders from net investment income	(16,622,926)	(17,063,508)
Distributions to shareholders from net realized gain	(756,425)	(502,778)
Total distributions	(17,379,351)	(17,566,286)
Share transactions - net increase (decrease)	(18,583,820)	29,668,013
Redemption fees	61,526	43,379
Total increase (decrease) in net assets	(92,521,480)	27,187,930

Net Assets
Beginning of period	310,226,833	283,038,903
End of period (including undistributed net investment income of $377,175 and undistributed net investment income of $477,297, respectively)	$ 217,705,353	$ 310,226,833

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 12.40	$ 12.11	$ 12.16	$ 11.70
Income from Investment Operations
Net investment income C	.675	.709	.715	.727	.683
Net realized and unrealized gain (loss)	(2.793)	(.066)	.638	.556	.707
Total from investment operations	(2.118)	.643	1.353	1.283	1.390
Distributions from net investment income	(.664)	(.705)	(.699)	(.744)	(.712)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.694)	(.725)	(1.066)	(1.334)	(.932)
Redemption fees added to paid in capital C	.002	.002	.003	.001	.002
Net asset value, end of period	$ 9.51	$ 12.32	$ 12.40	$ 12.11	$ 12.16
Total Return A, B	(17.82)%	5.36%	11.57%	11.15%	12.44%
Ratios to Average Net Assets D, F
Expenses before reductions	1.32%	1.27%	1.28%	1.31%	1.34%
Expenses net of fee waivers, if any	1.20%	1.18%	1.10%	1.11%	1.34%
Expenses net of all reductions	1.20%	1.17%	1.09%	1.11%	1.34%
Net investment income	5.94%	5.75%	5.80%	6.04%	5.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,543	$ 75,584	$ 65,593	$ 42,836	$ 28,854
Portfolio turnover rate E	57%	72%	105%	202%	238%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.37	$ 12.08	$ 12.14	$ 11.68
Income from Investment Operations
Net investment income C	.676	.704	.701	.713	.670
Net realized and unrealized gain (loss)	(2.784)	(.074)	.640	.549	.708
Total from investment operations	(2.108)	.630	1.341	1.262	1.378
Distributions from net investment income	(.664)	(.702)	(.687)	(.733)	(.700)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.694)	(.722)	(1.054)	(1.323)	(.920)
Redemption fees added to paid in capital C	.002	.002	.003	.001	.002
Net asset value, end of period	$ 9.48	$ 12.28	$ 12.37	$ 12.08	$ 12.14
Total Return A, B	(17.80)%	5.26%	11.49%	10.98%	12.35%
Ratios to Average Net Assets D, F
Expenses before reductions	1.32%	1.29%	1.36%	1.40%	1.44%
Expenses net of fee waivers, if any	1.20%	1.20%	1.20%	1.21%	1.44%
Expenses net of all reductions	1.20%	1.19%	1.19%	1.21%	1.44%
Net investment income	5.95%	5.73%	5.70%	5.94%	5.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,427	$ 136,031	$ 137,200	$ 95,102	$ 89,784
Portfolio turnover rate E	57%	72%	105%	202%	238%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.50	$ 12.20	$ 12.24	$ 11.77
Income from Investment Operations
Net investment income C	.609	.632	.628	.640	.595
Net realized and unrealized gain (loss)	(2.812)	(.073)	.642	.562	.712
Total from investment operations	(2.203)	.559	1.270	1.202	1.307
Distributions from net investment income	(.589)	(.621)	(.606)	(.653)	(.619)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.619)	(.641)	(.973)	(1.243)	(.839)
Redemption fees added to paid in capital C	.002	.002	.003	.001	.002
Net asset value, end of period	$ 9.60	$ 12.42	$ 12.50	$ 12.20	$ 12.24
Total Return A, B	(18.29)%	4.61%	10.74%	10.34%	11.56%
Ratios to Average Net Assets D, F
Expenses before reductions	1.97%	1.94%	2.10%	2.12%	2.13%
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.86%	2.13%
Expenses net of all reductions	1.85%	1.84%	1.84%	1.86%	2.13%
Net investment income	5.30%	5.08%	5.06%	5.28%	5.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,324	$ 22,418	$ 26,442	$ 27,303	$ 27,238
Portfolio turnover rate E	57%	72%	105%	202%	238%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.46	$ 12.16	$ 12.21	$ 11.74
Income from Investment Operations
Net investment income C	.594	.616	.613	.627	.585
Net realized and unrealized gain (loss)	(2.798)	(.080)	.645	.553	.715
Total from investment operations	(2.204)	.536	1.258	1.180	1.300
Distributions from net investment income	(.578)	(.608)	(.594)	(.641)	(.612)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.608)	(.628)	(.961)	(1.231)	(.832)
Redemption fees added to paid in capital C	.002	.002	.003	.001	.002
Net asset value, end of period	$ 9.56	$ 12.37	$ 12.46	$ 12.16	$ 12.21
Total Return A, B	(18.37)%	4.44%	10.66%	10.17%	11.53%
Ratios to Average Net Assets D, F
Expenses before reductions	2.06%	2.04%	2.12%	2.16%	2.19%
Expenses net of fee waivers, if any	1.95%	1.95%	1.95%	1.96%	2.19%
Expenses net of all reductions	1.95%	1.94%	1.94%	1.96%	2.19%
Net investment income	5.20%	4.98%	4.95%	5.19%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,464	$ 30,962	$ 28,628	$ 18,863	$ 14,606
Portfolio turnover rate E	57%	72%	105%	202%	238%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.25	$ 11.98	$ 12.04	$ 11.60
Income from Investment Operations
Net investment income B	.695	.725	.725	.739	.712
Net realized and unrealized gain (loss)	(2.745)	(.064)	.628	.554	.694
Total from investment operations	(2.050)	.661	1.353	1.293	1.406
Distributions from net investment income	(.692)	(.733)	(.718)	(.764)	(.748)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.722)	(.753)	(1.085)	(1.354)	(.968)
Redemption fees added to paid in capital B	.002	.002	.002	.001	.002
Net asset value, end of period	$ 9.39	$ 12.16	$ 12.25	$ 11.98	$ 12.04
Total Return A	(17.52)%	5.58%	11.70%	11.37%	12.72%
Ratios to Average Net Assets C, E
Expenses before reductions	1.02%	.99%	1.02%	1.01%	1.03%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.95%	1.03%
Expenses net of all reductions	.95%	.95%	.94%	.95%	1.03%
Net investment income	6.19%	5.97%	5.96%	6.20%	6.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,947	$ 45,232	$ 25,177	$ 22,134	$ 12,924
Portfolio turnover rate D	57%	72%	105%	202%	238%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 5,573,801
Unrealized depreciation	(57,434,179)
Net unrealized appreciation (depreciation)	(51,860,378)
Capital loss carryforward	(4,191,683)

Cost for federal income tax purposes	$ 265,236,773

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 17,127,209	$ 17,314,897
Long-term Capital Gains	252,142	251,389
Total	$ 17,379,351	$ 17,566,286

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The Fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. Losses

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Options - continued

may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $132,413,286 and $121,938,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 190,945	$ 5,870
Class T	0%	.25%	299,716	2,031
Class B	.65%	.25%	174,794	126,541
Class C	.75%	.25%	291,635	55,651
			$ 957,090	$ 190,093

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,574
Class T	8,624
Class B*	44,723
Class C*	7,695
$ 81,616

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 194,449.25
Class T	307,582.26
Class B	50,609.26
Class C	73,696.25
Institutional Class	92,114.21
	$ 718,450

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $610 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.20%	$ 87,305
Class T	1.20%	141,540
Class B	1.85%	23,726
Class C	1.95%	33,175
Institutional Class	.95%	30,530
		$ 316,276

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $190 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,735.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net investment income
Class A	$ 4,461,608	$ 4,079,707
Class T	6,982,241	8,081,147
Class B	992,623	1,206,640
Class C	1,471,041	1,504,749
Institutional Class	2,715,413	2,191,265
Total	$ 16,622,926	$ 17,063,508
From net realized gain
Class A	$ 189,019	$ 122,150
Class T	324,485	221,907
Class B	52,227	36,086
Class C	76,240	49,698
Institutional Class	114,454	72,937
Total	$ 756,425	$ 502,778

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	2,904,684	2,441,544	$ 34,317,795	$ 30,134,647
Reinvestment of distributions	354,336	269,408	3,913,114	3,321,307
Shares redeemed	(3,033,139)	(1,862,152)	(32,944,166)	(22,927,020)
Net increase (decrease)	225,881	848,800	$ 5,286,743	$ 10,528,934
Class T
Shares sold	2,155,095	3,007,006	$ 25,274,347	$ 37,076,376
Reinvestment of distributions	573,955	590,356	6,370,309	7,255,996
Shares redeemed	(4,589,821)	(3,612,600)	(50,181,534)	(44,354,898)
Net increase (decrease)	(1,860,771)	(15,238)	$ (18,536,878)	$ (22,526)
Class B
Shares sold	388,356	350,182	$ 4,650,254	$ 4,355,902
Reinvestment of distributions	74,949	77,688	837,825	965,327
Shares redeemed	(776,464)	(738,231)	(8,766,318)	(9,180,447)
Net increase (decrease)	(313,159)	(310,361)	$ (3,278,239)	$ (3,859,218)

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class C
Shares sold	673,595	904,499	$ 7,922,485	$ 11,233,593
Reinvestment of distributions	103,997	91,304	1,153,816	1,130,731
Shares redeemed	(930,853)	(791,619)	(10,186,410)	(9,784,984)
Net increase (decrease)	(153,261)	204,184	$ (1,110,109)	$ 2,579,340
Institutional Class
Shares sold	1,443,816	2,364,971	$ 16,574,092	$ 28,883,689
Reinvestment of distributions	155,488	121,046	1,700,764	1,473,116
Shares redeemed	(1,809,065)	(820,470)	(19,220,193)	(9,915,322)
Net increase (decrease)	(209,761)	1,665,547	$ (945,337)	$ 20,441,483

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 23, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-
2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Eric M. Wetlaufer (46)

Year of Election or Appointment: 2006

Vice President of Fidelity's International Equity Funds. Mr. Wetlaufer also serves as Group Chief Investment Officer of FMR. Mr. Wetlaufer is Chairman, Chief Executive Officer, and President of Fidelity Management & Research (Hong Kong) Limited (2008-present); Chairman, Chief Executive Officer, President, and a Director of Fidelity Management & Research (Japan) Inc. (2008-present); Chairman and Chief Executive Officer (2007-present) and President and a Director (2006-present) of Fidelity Management & Research (U.K.) Inc. and President and a Director of Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005) and a Chief Investment Officer of Putnam Investments (1997-2003).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The percentage of dividends distributed during the fiscal year representing income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Income	Taxes
Class A	97.68%	0%
Class T	97.68%	0%
Class B	97.68%	0%
Class C	97.68%	0%

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Markets Income Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, and the cumulative total returns of a broad-based securities market index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

Annual Report

Fidelity Advisor Emerging Markets Income Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 56% means that 44% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Emerging Markets Income Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2007. The Board considered that, with the fund's emphasis on emerging markets, the fund has a narrower investment focus than most of the funds in the Total Mapped Group and the ASPG, which include international and global bond funds in addition to emerging market debt funds.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class B ranked below its competitive median for 2007, the total expenses of each of Class A and Class T ranked equal to its competitive median for 2007, and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2007. The Board considered that the total expenses of Class C were above the median primarily due to higher transfer agent fees. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMI-UANN-0209
1.787725.105

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Annual Report

December 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Past 5 years	Past 10 years
Institutional Class	-17.52%	4.08%	11.51%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Institutional Class on December 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the JPMorgan Emerging Markets Bond Index (EMBI) Global performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Carlson, Portfolio Manager of Fidelity® Advisor Emerging Markets Income Fund

As the multiyear global growth story finally started to bog down in 2008, the emerging-markets debt class saw its nine-year reign of providing positive calendar-year returns come to a close. For the 12-month period ending December 31, 2008, the JPMorgan Emerging Markets Bond Index (EMBI) Global recorded a loss of 10.91%, reflecting investors' increasingly wary stance with regard to asset classes having any trace of associated risk. This result stands in stark contrast with the EMBI Global's extraordinarily strong performance over the past decade. Even with 2008's less-than-stellar results, for the 10-year period ending December 31, 2008, the EMBI Global had an average annual gain of 10.17% and a cumulative return of more than 163%. Moreover, in spite of its shortfall in 2008, emerging-markets debt still managed to significantly outpace the major domestic and international stock benchmarks, whose losses were three to five times greater than the EMBI Global for the year, and it also outperformed the U.S. high-yield bond and U.S. asset-backed securities markets. The EMBI Global fell short of the positive returns recorded for U.S. government and developed-country debt, however, as a global flight to quality bolstered those asset classes.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned -17.82%, -17.80%, -18.29% and -18.37%, respectively (excluding sales charges), trailing the JPMorgan index. Security and market selection contributed to this shortfall. The fund's relatively conservative positioning did not insulate its performance from the dramatic yield-spread widening in emerging-markets debt during the latter half of 2008. The fund's positioning in Russian corporate bonds was the biggest detractor relative to the index. As 2008 progressed and global liquidity dried up, the Russian private sector faced frozen capital markets, which hurt our holdings in corporates. Marginal underweightings and weak security selection in Brazil and Mexico also detracted from performance, as did our modest overexposure to Argentina and Venezuela and our holdings in the Ivory Coast. Conversely, the fund's underweighting in Indonesia contributed to performance, as the ability of the government to refinance debt at manageable interest rates became a significant concern, which was characteristic of the credit markets around the world in the final quarter of 2008. Other contributors, albeit at the margin, included Kazakhstan and El Salvador. The fund's average cash position of just over 5% during the year also added to relative performance.

During the past year, the fund's Institutional Class shares returned -17.52%, trailing the JPMorgan index. Security and market selection contributed to this shortfall. The fund's relatively conservative positioning did not insulate its performance from the dramatic yield-spread widening in emerging-markets debt during the latter half of 2008. The fund's positioning in Russian corporate bonds was the biggest detractor relative to the index. As 2008 progressed and global liquidity dried up, the Russian private sector faced frozen capital markets, which hurt our holdings in corporates. Marginal underweightings and weak security selection in Brazil and Mexico also detracted from performance, as did our modest overexposure to Argentina and Venezuela and our holdings in the Ivory Coast. Conversely, the fund's underweighting in Indonesia contributed to performance, as the ability of the government to refinance debt at manageable interest rates became a significant concern, which was characteristic of the credit markets around the world in the final quarter of 2008. Other contributors, albeit at the margin, included Kazakhstan and El Salvador. The fund's average cash position of just over 5% during the year also added to relative performance.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	1.20%
Actual		$ 1,000.00	$ 822.00	$ 5.50
Hypothetical A		$ 1,000.00	$ 1,019.10	$ 6.09
Class T	1.20%
Actual		$ 1,000.00	$ 822.30	$ 5.50
Hypothetical A		$ 1,000.00	$ 1,019.10	$ 6.09
Class B	1.85%
Actual		$ 1,000.00	$ 820.00	$ 8.46
Hypothetical A		$ 1,000.00	$ 1,015.84	$ 9.37
Class C	1.95%
Actual		$ 1,000.00	$ 819.00	$ 8.92
Hypothetical A		$ 1,000.00	$ 1,015.33	$ 9.88
Institutional Class	.95%
Actual		$ 1,000.00	$ 824.10	$ 4.36
Hypothetical A		$ 1,000.00	$ 1,020.36	$ 4.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Countries as of December 31, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	17.0	11.1
Turkey	10.5	6.4
Russia	7.7	7.6
Venezuela	7.7	8.1
Philippines	7.0	6.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	14.9	9.6
Turkish Republic	10.5	6.4
Russian Federation	7.7	7.4
Philippine Republic	6.5	5.9
Venezuelan Republic	6.3	6.5
	45.9
Asset Allocation (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
Corporate Bonds 14.4%	Corporate Bonds 15.9%
Government Obligations 76.5%	Government Obligations 66.3%
Supranational Obligations 0.0%	Supranational Obligations 0.2%
Stocks and Investment Companies 4.3%	Stocks 0.3%
Preferred Securities 2.0%	Preferred Securities 3.9%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 13.4%

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.4%
		Principal Amount (c)	Value
Bahamas (Nassau) - 0.3%
Odebrecht Overseas Ltd. 9.625%		$ 730,000	$ 584,000
Dominican Republic - 0.1%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (e)		500,000	247,415
Germany - 0.4%
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		180,000	138,600
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (e)		1,375,000	756,250
TOTAL GERMANY			894,850
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		1,235,000	30,875
0% 7/5/01 (Reg. S) (b)		445,000	11,125
TOTAL INDONESIA			42,000
Korea (South) - 0.5%
Sk Broadband Co. Ltd. 7% 2/1/12 (e)		1,260,000	1,020,600
Luxembourg - 5.1%
Evraz Group SA 8.875% 4/24/13 (e)		1,695,000	855,975
Millicom International Cellular SA 10% 12/1/13		620,000	564,200
Mobile Telesystems Finance SA:
8% 1/28/12 (e)		3,446,000	2,756,800
8.375% 10/14/10 (Reg. S)		1,350,000	1,188,000
OAO Severstal 9.75% 7/29/13 (Issued by Steel Capital SA for OAO Severstal) (e)		1,235,000	666,900
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,250,000	712,500
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		325,000	170,625
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		875,000	568,750
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		755,000	536,050
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		795,000	500,850
TNK-BP Finance SA 7.5% 3/13/13 (e)		860,000	541,800
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
Vimpel Communications:
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		$ 2,855,000	$ 1,498,875
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		775,000	480,500
TOTAL LUXEMBOURG			11,041,825
Mexico - 0.4%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		695,000	584,634
Vitro SAB de CV:
8.625% 2/1/12		540,000	172,800
9.125% 2/1/17		655,000	196,500
TOTAL MEXICO			953,934
Netherlands - 2.6%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	16,760
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		840,000	512,400
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (e)		1,560,000	1,232,400
9.125% 7/2/18 (e)		1,150,000	747,500
Lukoil International Finance BV:
6.356% 6/7/17 (e)		1,615,000	985,150
6.656% 6/7/22 (e)		1,435,000	832,300
Majapahit Holding BV:
7.75% 10/17/16		530,000	307,400
7.875% 6/29/37		525,000	257,250
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		1,090,000	872,000
TOTAL NETHERLANDS			5,763,160
Philippines - 0.5%
Development Bank of Philippines 8.375% (f)		550,000	385,000
National Power Corp. 6.875% 11/2/16 (e)		850,000	663,000
TOTAL PHILIPPINES			1,048,000
Singapore - 0.2%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (e)		700,000	420,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
United Kingdom - 0.4%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		$ 635,000	$ 266,700
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		1,400,000	672,000
TOTAL UNITED KINGDOM			938,700
United States of America - 2.5%
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (f)		1,110,000	765,900
8.25% 4/1/15		1,605,000	1,316,100
Pemex Project Funding Master Trust:
6.625% 6/15/35		840,000	711,060
6.625% 6/15/35 (e)		335,000	283,578
8.625% 2/1/22		2,325,000	2,278,500
TOTAL UNITED STATES OF AMERICA			5,355,138
Venezuela - 1.4%
Petroleos de Venezuela SA:
5.25% 4/12/17		4,155,000	1,495,800
5.375% 4/12/27		3,825,000	1,147,500
5.5% 4/12/37		1,625,000	471,250
TOTAL VENEZUELA			3,114,550
TOTAL NONCONVERTIBLE BONDS (Cost $49,355,701)			31,424,172
Government Obligations - 76.5%

Argentina - 2.0%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,603,506	1,162,131
par 1.33% 12/31/38 (d)		6,310,000	1,198,900
3.127% 8/3/12 (f)		3,155,000	1,677,032
8.375% 12/20/03 (b)		2,095,000	230,450
11% 10/9/06 (b)		390,000	42,900
11.75% 4/7/09 (b)		545,000	59,950
TOTAL ARGENTINA			4,371,363
Belize - 0.1%
Belize Government 4.25% 2/20/29 (d)(e)		549,700	203,389
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - 15.2%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		$ 720,000	$ 684,000
Brazilian Federative Republic:
6% 1/17/17		740,000	762,200
7.125% 1/20/37		3,380,000	3,802,500
8% 1/15/18		2,060,000	2,296,900
8.25% 1/20/34		2,225,000	2,708,938
8.75% 2/4/25		3,650,000	4,489,500
8.875% 10/14/19		1,770,000	2,159,400
8.875% 4/15/24		2,345,000	2,907,800
10.125% 5/15/27		1,125,000	1,552,500
11% 8/17/40		3,170,000	4,136,850
12.25% 3/6/30		1,835,000	2,936,000
12.5% 1/5/22	BRL	3,925,000	1,712,789
12.75% 1/15/20		1,975,000	2,962,500
TOTAL BRAZIL			33,111,877
Colombia - 3.3%
Colombian Republic:
7.375% 9/18/37		1,320,000	1,293,600
8.125% 5/21/24		330,000	351,450
10.375% 1/28/33		525,000	645,750
10.75% 1/15/13		1,260,000	1,467,900
11.75% 2/25/20		2,613,000	3,501,420
TOTAL COLOMBIA			7,260,120
Congo - 0.2%
Congo Republic 3% 6/30/29		2,061,500	510,221
Dominican Republic - 0.4%
Dominican Republic:
9.04% 1/23/18 (e)		513,699	318,493
9.5% 9/27/11 (Reg. S)		668,589	568,301
TOTAL DOMINICAN REPUBLIC			886,794
Ecuador - 0.7%
Ecuador Republic:
9.375% 12/15/15 (b)(e)		540,000	145,800
10% 8/15/30 (Reg. S) (b)		3,015,000	768,825
12% 11/15/12 (Reg. S) (b)		1,964,520	500,953
TOTAL ECUADOR			1,415,578
Government Obligations - continued
		Principal Amount (c)	Value
El Salvador - 0.7%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		$ 750,000	$ 667,500
8.25% 4/10/32 (Reg. S)		645,000	419,250
8.5% 7/25/11 (Reg. S)		540,000	521,100
TOTAL EL SALVADOR			1,607,850
Fiji - 0.3%
Republic of Fiji 6.875% 9/13/11		760,000	562,400
Gabon - 1.2%
Gabonese Republic 8.2% 12/12/17 (e)		4,000,000	2,680,000
Georgia - 0.7%
Georgia Republic 7.5% 4/15/13		2,623,000	1,573,800
Ghana - 0.8%
Ghana Republic 8.5% 10/4/17 (e)		2,940,000	1,617,000
Indonesia - 3.8%
Indonesian Republic:
6.625% 2/17/37 (e)		1,200,000	900,000
6.75% 3/10/14 (Reg. S)		1,190,000	1,071,000
6.875% 3/9/17 (e)		960,000	816,000
6.875% 1/17/18 (e)		1,570,000	1,334,500
7.5% 1/15/16 (e)		945,000	850,500
7.75% 1/17/38 (e)		2,150,000	1,827,500
8.5% 10/12/35 (e)		1,745,000	1,535,600
TOTAL INDONESIA			8,335,100
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,850,000	1,168,500
Ivory Coast - 0.8%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (b)(f)		5,435,000	869,600
past due interest 3% 3/30/18 (Reg. S) (b)(f)		5,358,000	857,280
TOTAL IVORY COAST			1,726,880
Lebanon - 3.3%
Lebanese Republic:
5.7938% 11/30/09 (Reg. S) (f)		800,000	764,000
7.125% 3/5/10		1,560,000	1,528,800
7.875% 5/20/11 (Reg. S)		1,095,000	1,067,625
8.5% 1/19/16 (Reg. S)		380,000	350,550
8.625% 6/20/13 (Reg. S)		340,000	326,400
Government Obligations - continued
		Principal Amount (c)	Value
Lebanon - continued
Lebanese Republic: - continued
10.25% 10/6/09 (Reg. S)		$ 630,000	$ 626,850
11.625% 5/11/16 (Reg. S)		2,335,000	2,463,425
TOTAL LEBANON			7,127,650
Mexico - 4.8%
United Mexican States:
7.5% 4/8/33		660,000	754,050
8.125% 12/30/19		1,459,000	1,714,325
8.3% 8/15/31		1,720,000	2,107,000
11.375% 9/15/16		1,544,000	2,092,120
11.5% 5/15/26		2,485,000	3,802,050
TOTAL MEXICO			10,469,545
Pakistan - 0.4%
Islamic Republic of Pakistan:
6.875% 6/1/17 (e)		1,385,000	543,613
7.125% 3/31/16 (e)		1,020,000	400,350
TOTAL PAKISTAN			943,963
Panama - 0.9%
Panamanian Republic:
7.125% 1/29/26		655,000	617,338
8.875% 9/30/27		1,175,000	1,239,625
TOTAL PANAMA			1,856,963
Peru - 2.1%
Peruvian Republic:
6.55% 3/14/37		1,350,000	1,204,875
7.35% 7/21/25		1,730,000	1,721,350
8.375% 5/3/16		600,000	646,500
9.875% 2/6/15		815,000	935,213
TOTAL PERU			4,507,938
Philippines - 6.5%
Philippine Republic:
7.75% 1/14/31		1,395,000	1,408,950
8.875% 3/17/15		1,435,000	1,521,100
9% 2/15/13		2,120,000	2,247,200
9.375% 1/18/17		1,815,000	2,014,650
9.5% 2/2/30		2,085,000	2,376,900
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
9.875% 1/15/19		$ 2,070,000	$ 2,359,800
10.625% 3/16/25		1,825,000	2,171,750
TOTAL PHILIPPINES			14,100,350
Russia - 7.7%
Russian Federation:
7.5% 3/31/30 (Reg. S)		15,699,600	13,815,644
12.75% 6/24/28 (Reg. S)		2,539,000	2,996,020
TOTAL RUSSIA			16,811,664
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (d)(e)		1,145,000	675,550
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (e)		815,000	513,450
Turkey - 10.5%
Turkish Republic:
6.75% 4/3/18		1,555,000	1,477,250
6.875% 3/17/36		2,330,000	1,910,600
7% 9/26/16		1,600,000	1,528,000
7% 3/11/19		2,080,000	1,996,800
7% 6/5/20		1,605,000	1,540,800
7.25% 3/5/38		1,120,000	940,800
7.375% 2/5/25		2,595,000	2,439,300
8% 2/14/34		1,365,000	1,269,450
9.5% 1/15/14		1,960,000	2,141,300
11% 1/14/13		2,245,000	2,531,238
11.5% 1/23/12		1,850,000	2,090,500
11.875% 1/15/30		1,300,000	1,859,000
14% 1/19/11	TRY	1,740,000	1,081,500
TOTAL TURKEY			22,806,538
Ukraine - 1.5%
Ukraine Cabinet of Ministers 6.58% 11/21/16 (e)		1,105,000	430,950
Ukraine Government:
(Reg. S) 6.45% 8/5/09 (f)		2,035,000	1,566,950
6.385% 6/26/12 (e)		545,000	261,600
6.75% 11/14/17 (e)		610,000	237,900
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - continued
Ukraine Government: - continued
6.875% 3/4/11 (Reg. S)		$ 785,000	$ 408,200
7.65% 6/11/13 (Reg. S)		650,000	312,000
TOTAL UKRAINE			3,217,600
Uruguay - 1.0%
Uruguay Republic:
8% 11/18/22		1,910,000	1,738,100
9.25% 5/17/17		395,000	404,875
TOTAL URUGUAY			2,142,975
Venezuela - 6.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		21,255	340,080
5.0588% 4/20/11 (Reg. S) (f)		795,000	480,975
7% 3/31/38		1,345,000	490,925
8.5% 10/8/14		3,250,000	1,576,250
9% 5/7/23 (Reg. S)		2,960,000	1,243,200
9.25% 9/15/27		3,780,000	2,041,200
9.375% 1/13/34		1,630,000	757,950
10.75% 9/19/13		7,295,000	4,778,225
13.625% 8/15/18		2,890,000	1,950,750
TOTAL VENEZUELA			13,659,555
Vietnam - 0.3%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		745,000	618,350
TOTAL GOVERNMENT OBLIGATIONS (Cost $196,161,429)			166,482,963
Common Stocks - 0.2%
	Shares
Hong Kong - 0.1%
China Mobile (Hong Kong) Ltd. sponsored ADR	5,700	289,845
Korea (South) - 0.1%
Samsung Electronics Co. Ltd. GDR (e)	1,424	249,200
TOTAL COMMON STOCKS (Cost $968,226)		539,045
Investment Companies - 4.1%
	Shares	Value
United States of America - 4.1%
iShares MSCI Emerging Markets Index ETF (Cost $11,359,133)	360,700	$ 9,006,679
Preferred Securities - 2.0%
	Principal Amount (c)
Brazil - 1.8%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,265,000	2,769,838
Net Servicos de Comunicacao SA 9.25% (e)	1,460,000	1,136,677
TOTAL BRAZIL		3,906,515
United States of America - 0.2%
Pemex Project Funding Master Trust 7.75%	488,000	380,845
TOTAL PREFERRED SECURITIES (Cost $5,277,854)		4,287,360
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 1.06% (a) (Cost $1,636,176)	1,636,176	1,636,176
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $264,758,519)		213,376,395
NET OTHER ASSETS - 2.0%		4,328,958
NET ASSETS - 100%		$ 217,705,353
Security Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bond
ETF	-	Exchange Traded Fund
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
TRY	-	New Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,691,615 or 15.5% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 514,015
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 213,376,395	$ 11,181,900	$ 201,812,415	$ 382,080
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,758,965
Total Realized Gain (Loss)	(83,724)
Total Unrealized Gain (Loss)	(583,811)
Cost of Purchases	0
Proceeds of Sales	(436,000)
Amortization/Accretion	0
Transfer in/out of Level 3	(273,350)
Ending Balance	$ 382,080

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.0%
BBB	19.4%
BB	45.5%
B	24.0%
CCC,CC,C	1.0%
D	0.1%
Not Rated	1.7%
Equities	4.5%
Short-Term Investments and Net Other Assets	2.8%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $4,191,683 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009, approximately $6,733,870 of losses recognized during the period of November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $263,122,343)	$ 211,740,219
Fidelity Central Funds (cost $1,636,176)	1,636,176
Total Investments (cost $264,758,519)		$ 213,376,395
Receivable for investments sold		171,429
Receivable for fund shares sold		574,492
Dividends receivable		91,159
Interest receivable		5,662,631
Distributions receivable from Fidelity Central Funds		2,940
Prepaid expenses		2,779
Receivable from investment adviser for expense reductions		17,330
Other receivables		121
Total assets		219,899,276

Liabilities
Payable for investments purchased	$ 348,542
Payable for fund shares redeemed	1,272,424
Distributions payable	263,747
Accrued management fee	118,641
Distribution fees payable	58,529
Other affiliated payables	53,076
Other payables and accrued expenses	78,964
Total liabilities		2,193,923

Net Assets		$ 217,705,353
Net Assets consist of:
Paid in capital		$ 280,491,286
Undistributed net investment income		377,175
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,784,861)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(51,378,247)
Net Assets		$ 217,705,353

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($60,543,269 ÷ 6,363,347 shares)	$ 9.51

Maximum offering price per share (100/96.00 of $9.51)	$ 9.91
Class T: Net Asset Value and redemption price per share ($87,427,310 ÷ 9,217,733 shares)	$ 9.48

Maximum offering price per share (100/96.00 of $9.48)	$ 9.88
Class B: Net Asset Value and offering price per share ($14,323,953 ÷ 1,492,490 shares)A	$ 9.60

Class C: Net Asset Value and offering price per share ($22,463,764 ÷ 2,348,870 shares)A	$ 9.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,947,057 ÷ 3,510,599 shares)	$ 9.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2008
Investment Income
Dividends		$ 1,165,103
Interest		18,963,440
Income from Fidelity Central Funds		514,015
Total income		20,642,558

Expenses
Management fee	$ 1,925,688
Transfer agent fees	718,450
Distribution fees	957,090
Accounting fees and expenses	149,684
Custodian fees and expenses	41,428
Independent trustees' compensation	1,387
Registration fees	75,454
Audit	89,284
Legal	1,268
Miscellaneous	59,212
Total expenses before reductions	4,018,945
Expense reductions	(320,201)	3,698,744
Net investment income		16,943,814
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,092,834)
Foreign currency transactions	(28,731)
Total net realized gain (loss)		(11,121,565)
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,441,757)
Assets and liabilities in foreign currencies	(327)
Total change in net unrealized appreciation (depreciation)		(62,442,084)
Net gain (loss)		(73,563,649)
Net increase (decrease) in net assets resulting from operations		$ (56,619,835)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,943,814	$ 17,136,692
Net realized gain (loss)	(11,121,565)	835,594
Change in net unrealized appreciation (depreciation)	(62,442,084)	(2,929,462)
Net increase (decrease) in net assets resulting from operations	(56,619,835)	15,042,824
Distributions to shareholders from net investment income	(16,622,926)	(17,063,508)
Distributions to shareholders from net realized gain	(756,425)	(502,778)
Total distributions	(17,379,351)	(17,566,286)
Share transactions - net increase (decrease)	(18,583,820)	29,668,013
Redemption fees	61,526	43,379
Total increase (decrease) in net assets	(92,521,480)	27,187,930

Net Assets
Beginning of period	310,226,833	283,038,903
End of period (including undistributed net investment income of $377,175 and undistributed net investment income of $477,297, respectively)	$ 217,705,353	$ 310,226,833

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 12.40	$ 12.11	$ 12.16	$ 11.70
Income from Investment Operations
Net investment income C	.675	.709	.715	.727	.683
Net realized and unrealized gain (loss)	(2.793)	(.066)	.638	.556	.707
Total from investment operations	(2.118)	.643	1.353	1.283	1.390
Distributions from net investment income	(.664)	(.705)	(.699)	(.744)	(.712)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.694)	(.725)	(1.066)	(1.334)	(.932)
Redemption fees added to paid in capital C	.002	.002	.003	.001	.002
Net asset value, end of period	$ 9.51	$ 12.32	$ 12.40	$ 12.11	$ 12.16
Total Return A, B	(17.82)%	5.36%	11.57%	11.15%	12.44%
Ratios to Average Net Assets D, F
Expenses before reductions	1.32%	1.27%	1.28%	1.31%	1.34%
Expenses net of fee waivers, if any	1.20%	1.18%	1.10%	1.11%	1.34%
Expenses net of all reductions	1.20%	1.17%	1.09%	1.11%	1.34%
Net investment income	5.94%	5.75%	5.80%	6.04%	5.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,543	$ 75,584	$ 65,593	$ 42,836	$ 28,854
Portfolio turnover rate E	57%	72%	105%	202%	238%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.37	$ 12.08	$ 12.14	$ 11.68
Income from Investment Operations
Net investment income C	.676	.704	.701	.713	.670
Net realized and unrealized gain (loss)	(2.784)	(.074)	.640	.549	.708
Total from investment operations	(2.108)	.630	1.341	1.262	1.378
Distributions from net investment income	(.664)	(.702)	(.687)	(.733)	(.700)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.694)	(.722)	(1.054)	(1.323)	(.920)
Redemption fees added to paid in capital C	.002	.002	.003	.001	.002
Net asset value, end of period	$ 9.48	$ 12.28	$ 12.37	$ 12.08	$ 12.14
Total Return A, B	(17.80)%	5.26%	11.49%	10.98%	12.35%
Ratios to Average Net Assets D, F
Expenses before reductions	1.32%	1.29%	1.36%	1.40%	1.44%
Expenses net of fee waivers, if any	1.20%	1.20%	1.20%	1.21%	1.44%
Expenses net of all reductions	1.20%	1.19%	1.19%	1.21%	1.44%
Net investment income	5.95%	5.73%	5.70%	5.94%	5.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,427	$ 136,031	$ 137,200	$ 95,102	$ 89,784
Portfolio turnover rate E	57%	72%	105%	202%	238%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.50	$ 12.20	$ 12.24	$ 11.77
Income from Investment Operations
Net investment income C	.609	.632	.628	.640	.595
Net realized and unrealized gain (loss)	(2.812)	(.073)	.642	.562	.712
Total from investment operations	(2.203)	.559	1.270	1.202	1.307
Distributions from net investment income	(.589)	(.621)	(.606)	(.653)	(.619)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.619)	(.641)	(.973)	(1.243)	(.839)
Redemption fees added to paid in capital C	.002	.002	.003	.001	.002
Net asset value, end of period	$ 9.60	$ 12.42	$ 12.50	$ 12.20	$ 12.24
Total Return A, B	(18.29)%	4.61%	10.74%	10.34%	11.56%
Ratios to Average Net Assets D, F
Expenses before reductions	1.97%	1.94%	2.10%	2.12%	2.13%
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.86%	2.13%
Expenses net of all reductions	1.85%	1.84%	1.84%	1.86%	2.13%
Net investment income	5.30%	5.08%	5.06%	5.28%	5.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,324	$ 22,418	$ 26,442	$ 27,303	$ 27,238
Portfolio turnover rate E	57%	72%	105%	202%	238%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.46	$ 12.16	$ 12.21	$ 11.74
Income from Investment Operations
Net investment income C	.594	.616	.613	.627	.585
Net realized and unrealized gain (loss)	(2.798)	(.080)	.645	.553	.715
Total from investment operations	(2.204)	.536	1.258	1.180	1.300
Distributions from net investment income	(.578)	(.608)	(.594)	(.641)	(.612)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.608)	(.628)	(.961)	(1.231)	(.832)
Redemption fees added to paid in capital C	.002	.002	.003	.001	.002
Net asset value, end of period	$ 9.56	$ 12.37	$ 12.46	$ 12.16	$ 12.21
Total Return A, B	(18.37)%	4.44%	10.66%	10.17%	11.53%
Ratios to Average Net Assets D, F
Expenses before reductions	2.06%	2.04%	2.12%	2.16%	2.19%
Expenses net of fee waivers, if any	1.95%	1.95%	1.95%	1.96%	2.19%
Expenses net of all reductions	1.95%	1.94%	1.94%	1.96%	2.19%
Net investment income	5.20%	4.98%	4.95%	5.19%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,464	$ 30,962	$ 28,628	$ 18,863	$ 14,606
Portfolio turnover rate E	57%	72%	105%	202%	238%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.25	$ 11.98	$ 12.04	$ 11.60
Income from Investment Operations
Net investment income B	.695	.725	.725	.739	.712
Net realized and unrealized gain (loss)	(2.745)	(.064)	.628	.554	.694
Total from investment operations	(2.050)	.661	1.353	1.293	1.406
Distributions from net investment income	(.692)	(.733)	(.718)	(.764)	(.748)
Distributions from net realized gain	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.722)	(.753)	(1.085)	(1.354)	(.968)
Redemption fees added to paid in capital B	.002	.002	.002	.001	.002
Net asset value, end of period	$ 9.39	$ 12.16	$ 12.25	$ 11.98	$ 12.04
Total Return A	(17.52)%	5.58%	11.70%	11.37%	12.72%
Ratios to Average Net Assets C, E
Expenses before reductions	1.02%	.99%	1.02%	1.01%	1.03%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.95%	1.03%
Expenses net of all reductions	.95%	.95%	.94%	.95%	1.03%
Net investment income	6.19%	5.97%	5.96%	6.20%	6.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,947	$ 45,232	$ 25,177	$ 22,134	$ 12,924
Portfolio turnover rate D	57%	72%	105%	202%	238%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 5,573,801
Unrealized depreciation	(57,434,179)
Net unrealized appreciation (depreciation)	(51,860,378)
Capital loss carryforward	(4,191,683)

Cost for federal income tax purposes	$ 265,236,773

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 17,127,209	$ 17,314,897
Long-term Capital Gains	252,142	251,389
Total	$ 17,379,351	$ 17,566,286

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The Fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. Losses

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Options - continued

may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $132,413,286 and $121,938,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 190,945	$ 5,870
Class T	0%	.25%	299,716	2,031
Class B	.65%	.25%	174,794	126,541
Class C	.75%	.25%	291,635	55,651
			$ 957,090	$ 190,093

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,574
Class T	8,624
Class B*	44,723
Class C*	7,695
$ 81,616

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 194,449.25
Class T	307,582.26
Class B	50,609.26
Class C	73,696.25
Institutional Class	92,114.21
	$ 718,450

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $610 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Annual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.20%	$ 87,305
Class T	1.20%	141,540
Class B	1.85%	23,726
Class C	1.95%	33,175
Institutional Class	.95%	30,530
		$ 316,276

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $190 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,735.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007
From net investment income
Class A	$ 4,461,608	$ 4,079,707
Class T	6,982,241	8,081,147
Class B	992,623	1,206,640
Class C	1,471,041	1,504,749
Institutional Class	2,715,413	2,191,265
Total	$ 16,622,926	$ 17,063,508
From net realized gain
Class A	$ 189,019	$ 122,150
Class T	324,485	221,907
Class B	52,227	36,086
Class C	76,240	49,698
Institutional Class	114,454	72,937
Total	$ 756,425	$ 502,778

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class A
Shares sold	2,904,684	2,441,544	$ 34,317,795	$ 30,134,647
Reinvestment of distributions	354,336	269,408	3,913,114	3,321,307
Shares redeemed	(3,033,139)	(1,862,152)	(32,944,166)	(22,927,020)
Net increase (decrease)	225,881	848,800	$ 5,286,743	$ 10,528,934
Class T
Shares sold	2,155,095	3,007,006	$ 25,274,347	$ 37,076,376
Reinvestment of distributions	573,955	590,356	6,370,309	7,255,996
Shares redeemed	(4,589,821)	(3,612,600)	(50,181,534)	(44,354,898)
Net increase (decrease)	(1,860,771)	(15,238)	$ (18,536,878)	$ (22,526)
Class B
Shares sold	388,356	350,182	$ 4,650,254	$ 4,355,902
Reinvestment of distributions	74,949	77,688	837,825	965,327
Shares redeemed	(776,464)	(738,231)	(8,766,318)	(9,180,447)
Net increase (decrease)	(313,159)	(310,361)	$ (3,278,239)	$ (3,859,218)

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2008	2007	2008	2007
Class C
Shares sold	673,595	904,499	$ 7,922,485	$ 11,233,593
Reinvestment of distributions	103,997	91,304	1,153,816	1,130,731
Shares redeemed	(930,853)	(791,619)	(10,186,410)	(9,784,984)
Net increase (decrease)	(153,261)	204,184	$ (1,110,109)	$ 2,579,340
Institutional Class
Shares sold	1,443,816	2,364,971	$ 16,574,092	$ 28,883,689
Reinvestment of distributions	155,488	121,046	1,700,764	1,473,116
Shares redeemed	(1,809,065)	(820,470)	(19,220,193)	(9,915,322)
Net increase (decrease)	(209,761)	1,665,547	$ (945,337)	$ 20,441,483

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 23, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-
2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Eric M. Wetlaufer (46)

Year of Election or Appointment: 2006

Vice President of Fidelity's International Equity Funds. Mr. Wetlaufer also serves as Group Chief Investment Officer of FMR. Mr. Wetlaufer is Chairman, Chief Executive Officer, and President of Fidelity Management & Research (Hong Kong) Limited (2008-present); Chairman, Chief Executive Officer, President, and a Director of Fidelity Management & Research (Japan) Inc. (2008-present); Chairman and Chief Executive Officer (2007-present) and President and a Director (2006-present) of Fidelity Management & Research (U.K.) Inc. and President and a Director of Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005) and a Chief Investment Officer of Putnam Investments (1997-2003).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The percentage of dividends distributed during the fiscal year representing income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Income	Taxes
Institutional Class	97.68%	0%

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Markets Income Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, and the cumulative total returns of a broad-based securities market index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

Annual Report

Fidelity Advisor Emerging Markets Income Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 56% means that 44% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Emerging Markets Income Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2007. The Board considered that, with the fund's emphasis on emerging markets, the fund has a narrower investment focus than most of the funds in the Total Mapped Group and the ASPG, which include international and global bond funds in addition to emerging market debt funds.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class B ranked below its competitive median for 2007, the total expenses of each of Class A and Class T ranked equal to its competitive median for 2007, and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2007. The Board considered that the total expenses of Class C were above the median primarily due to higher transfer agent fees. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMII-UANN-0209
1.787726.105

Item 2. Code of Ethics

As of the end of the period, December 31, 2008, Fidelity Advisor Series VIII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Emerging Markets Income Fund (the "Fund"):

Services Billed by PwC

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Emerging Markets Income Fund	$73,000	$-	$4,600	$1,700

December 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Emerging Markets Income Fund	$76,000	$-	$3,300	$1,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2008A	December 31, 2007A
Audit-Related Fees	$2,340,000	$-
Tax Fees	$2,000	$-
All Other Fees	$190,000	$215,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2008 A	December 31, 2007 A
PwC	$2,960,000	$1,475,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2009